UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		August 9, 2005

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        9,748,092

Form 13F Information Table Value Total:	      206,132,122









Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		       of Class Number    Value      Principal Amt.            defined in   Other                  Sole

Akamai Technologies       CS      00971T101  4,599,807 350,328           X                            M&S             X
Alleghany Corporation     CS      017175100    269,973     909           X                            M&S             X
Ambac Financial           CS      023139108  2,376,932  34,073           X                            M&S             X
American Intl Group       CS      026874107    275,975   4,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  2,111,703  30,538           X                            M&S             X
Ansys, Inc.               CS      03662Q105  2,132,662  59,839           X                            M&S             X
BellSouth Corp.           CS      079860102    211,497   7,960           X                            M&S             X
Bradley Pharms Inc.       CS      104576103    937,078  87,170           X                            M&S             X
CBRL Group                CS      12489V106  4,751,218 122,265           X                            M&S             X
CYTYC Corporation         CS      232946103  6,740,720 305,563           X                            M&S             X
ChevronTexaco Corp.       CS      166751107    591,186  10,572           X                            M&S             X
Citadel Security Software CS      17288Q109    283,819 378,425           X                            M&S             X
Comcast Corp - Cl A       CS      200300101    864,158  28,176           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  4,606,969 153,822           X                            M&S             X
Compass BancShares        CS      20449H109  5,408,145 120,181           X                            M&S             X
Constellation Bds Cl A    CS      21036P306  1,439,494  32,370           X                            M&S             X
Constellation Brands Inc. CS      21036P108 11,721,147 397,327           X                            M&S             X
Digital River Inc.        CS      25388B104  8,210,772 258,607           X                            M&S             X
Drew Industries           CS      26168L205  1,329,312  29,280           X                            M&S             X
Elk Corporation           CS      287456107    911,602  31,930           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    533,322   9,280           X                            M&S             X
Forest Oil Corporation    CS      346091705  5,005,980 119,190           X                            M&S             X
General Electric          CS      369604103    384,615  11,100           X                            M&S             X
Harrahs Entertainment     CS      413619107  6,470,300  89,778           X                            M&S             X
Health Management Assoc.  CS      421933102  4,311,610 164,691           X                            M&S             X
Heartland Express Inc.    CS      422347104  5,802,847 298,654           X                            M&S             X
Illumina, Inc.            CS      452327109    487,326  40,375           X                            M&S             X
Impco Technologies        CS      45255W106    467,724  97,240           X                            M&S             X
Integral Systems          CS      45810H107    999,793  44,180           X                            M&S             X
Intl Game Technologies    CS      459902102  5,744,965 204,084           X                            M&S             X
Intuitive Surgical	  CS	  46120E602    247,425   5,305	         X			      M&S	      X
IShares Russ MidCap Val   CS      464287473    890,399   7,540           X                            M&S             X
J2 Global Communications  CS      46626E205  3,508,851 101,883           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  2,717,639  48,305           X                            M&S             X
Johnson & Johnson         CS      478160104    211,250   3,250           X                            M&S             X
Kerr-McGee Corporation    CS      492386107  3,122,987  40,925           X                            M&S             X
Liberty Media Corp. CL A  CS      530718105  6,030,146 591,771           X                            M&S             X
Liberty Media Intl        CS      530719103  3,610,783  77,468           X                            M&S             X
LifePoint Hospitals       CS      53219L109  6,894,060 136,381           X                            M&S             X
Lincoln National          CS      534187109  2,820,783  60,119           X                            M&S             X
Marten Transport          CS      573075108  1,031,428  49,139           X                            M&S             X
Massey Energy             CS      576206106  4,539,376 120,344           X                            M&S             X
Meridian Resources        CS      58977Q109    563,968 117,985           X                            M&S             X
Morgan Stanley            CS      617446448    209,880   4,000           X                            M&S             X
NTL Inc.                  CS      62940M104  3,829,331  55,968           X                            M&S             X
Navigators Group, Inc.    CS      638904102  1,327,004  38,386           X                            M&S             X
NiSource Industries       CS      65473P105  6,097,899 246,579           X                            M&S             X
Norfolk Southern Corp.    CS      655844108    232,200   7,500           X                            M&S             X
PMI Group, Inc.           CS      69344M101  2,916,717  74,826           X                            M&S             X
Pfizer Inc                CS      717081103    398,255  14,440           X                            M&S             X
Pogo Producing Co.        CS      730448107  7,377,624 142,096           X                            M&S             X
Polaris Industries        CS      731068102    708,210  13,115           X                            M&S             X
Respironics, Inc.         CS      761230101  3,970,836 109,965           X                            M&S             X
Rofin-Sinar               CS      775043102  4,514,854 137,648           X                            M&S             X
Ross Stores               CS      778296103  4,441,964 153,648           X                            M&S             X
SJW Corporation           CS      784305104    225,648   4,800           X                            M&S             X
SM&A                      CS      78465D105    529,858  59,070           X                            M&S             X
Smithfield Foods, Inc.    CS      832248108  6,769,668 248,246           X                            M&S             X
Solectron Corporation     CS      834182107  4,463,0771,177,593          X                            M&S             X
Sterling Bancorp NY       CS      859158107    319,738  14,976           X                            M&S             X
Symantec                  CS      871503108  1,819,551  83,696           X                            M&S             X
TD BankNorth              CS      87235A101  3,591,556 120,522           X                            M&S             X
Tempur Pedic Intl., Inc.  CS      88023U101  3,525,711 158,959           X                            M&S             X
Tower Group               CS      891777104    671,152  42,940           X                            M&S             X
Tractor Supply Company    CS      892356106  6,011,755 122,439           X                            M&S             X
Tribune Co.               CS      896047107    281,440   8,000           X                            M&S             X
USEC Inc.                 CS      90333E108    478,289  32,670           X                            M&S             X
VCA Antech, Inc.          CS      918194101  1,123,939  46,348           X                            M&S             X
Valspar Corporation       CS      920355104  4,160,763  86,162           X                            M&S             X
Vesta Insurance Grp       CS      925391104    353,002 135,770           X                            M&S             X
WellPoint Health Networks CS      94973H108  5,028,287  72,204           X                            M&S             X
Zions Bancorp             CS      989701107  2,812,817  38,254           X                            M&S             X
Non-Discretionary Bal     MF                 1,375,0001,375,000          X                            M&S             X
Non-Discretionary Equity  MF                 8,125,0008,125,000          X                            M&S             X
MuniVest Fund             MF      626295109    394,352  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    409,848  46,154           X                            M&S             X
COLUMN TOTAL                                 9,748,092206,132,122        X                            M&S             X